UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			July 27, 2007
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT.
                              []	13F NOTICE.
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		80
Form 13F Information Table Value Total:		$105,812
List of Other Included Managers:		NONE


FORM 13F INFORMATION TABLE

NAME OF ISSUER	       TITLE OF CLASS   CUSIP	   VALUE   SHARES/  SH/	PUT/ INVSTMT  OTHER	VOTING AUTHORITY
			 			  (x$1000) PRN AMT  PRN	CALL DSCRETN  MANAGERS	SOLE SHARED NONE
3M Co                            COM    88579Y101  959 	   11050    SH 	    SOLE		11050
Abbott Laboratories              COM	002824100  323 	   6031	    SH 	    SOLE		6031
Air Products & Chemicals Inc     COM	009158106  169 	   2100	    SH 	    SOLE		2100
American Express Company         COM	025816109  257 	   4200	    SH 	    SOLE		4200
American International Group I   COM	026874107  456 	   6508	    SH 	    SOLE		6508
Amgen Inc.                       COM	031162100  2440	   44123    SH 	    SOLE		44123
Anadarko Petroleum Corp          COM	032511107  181 	   3480	    SH 	    SOLE		3480
Apache Corp                      COM	037411105  2504	   30686    SH 	    SOLE		30686
Applied Materials Inc            COM	03822105   355 	   17875    SH	    SOLE		17875
Automatic Data Processing Inc    COM	053015103  242 	   4986	    SH 	    SOLE		4986
Avant Immunotherapeutics         COM	053491106  8 	   10000    SH      SOLE		10000
Baker Hughes Inc                 COM	057224107  183 	   2173	    SH 	    SOLE		2173
Bank Of America Corp             COM	060505104  619 	   12658    SH 	    SOLE		12658
Bank Of New York Co Inc          COM	064057102  657 	   15860    SH 	    SOLE		15860
Baxter International             COM	071813109  2969	   52695    SH 	    SOLE		52695
Boeing Co                        COM	097023105  125 	   1300	    SH 	    SOLE		1300
BP plc                 SPONSORED ADR	055622104  3268	   45307    SH 	    SOLE		45307
Bunge Ltd                        COM	G16962105  1437    17000    SH 	    SOLE		17000
Caterpillar Inc                  COM	149123101  320 	   4090	    SH 	    SOLE		4090
CBS Corp B                      CL B	124857202  359 	   10762    SH 	    SOLE		10762
Centurytel Inc.                  COM	156700106  1534    31268    SH 	    SOLE		31268
Charles Riv Laboratories Intl    COM	159864107  426 	   8250	    SH 	    SOLE		8250
Cisco Systems                    COM	17275R102  342 	   12271    SH 	    SOLE		12271
Citigroup Inc                    COM	172967101  585 	   11412    SH      SOLE		11412
Coca Cola                        COM	191216100  618 	   11820    SH 	    SOLE		11820
Disney Walt Co            COM DISNEY	254687106  163 	   4786	    SH 	    SOLE		4786
Dominion Res Inc                 COM	25746U109  1688    19553    SH 	    SOLE		19553
Dow Chemical Company             COM	260543103  1905    43075    SH 	    SOLE		43075
Duke Energy Corp.                COM	26441C105  573 	   31316    SH 	    SOLE		31316
El Paso Corp                     COM	28336L109  253 	   14712    SH 	    SOLE		14712
Emerson Electric Co              COM	291011104  194 	   4154	    SH 	    SOLE		4154
Exxon Mobil Corporation          COM	30231G102  5813	   69306    SH 	    SOLE		69306
Fiserv Inc                       COM	337738108  4109	   72350    SH 	    SOLE		72350
General Electric                 COM	369604103  1064	   27797    SH 	    SOLE		27797
Harman International Inds Inc.   COM	413086109  128 	   1100	    SH 	    SOLE		1100
Hewlett-Packard Company          COM	428236103  448 	   10047    SH 	    SOLE		10047
Home Depot Inc                   COM	437076102  401 	   10182    SH 	    SOLE		10182
Intel Corp                       COM	458140100  1025    43180    SH 	    SOLE		43180
International Business Machine   COM	459200101  995 	   9454	    SH 	    SOLE		9454
Investors Finl Services Corp     COM	461915100  123 	   2000	    SH 	    SOLE		2000
IONA Technologies plc  SPONSORED ADR	46206P109  1091    200200   SH 	    SOLE		200200
iShares MSCI EAFE    MSCI EAFE INDEX	464287465  11780   145845   SH 	    SOLE		145845
Johnson & Johnson                COM	478160104  5995	   97285    SH 	    SOLE		97285
JP Morgan Chase & Co             COM	46625H100  3786    78144    SH 	    SOLE		78144
Kraft Foods Inc                  COM	50075N104  900 	   25522    SH 	    SOLE		25522
Massmutual Corporate Inv         COM	576292106  115 	   3593	    SH 	    SOLE		3593
Maxim Integrated Products        COM	57772K101  3384    101278   SH      SOLE		101278
Medtronic Inc                    COM	585055106  466 	   8977	    SH      SOLE		8977
Microsoft Corp                   COM	594918104  523 	   17751    SH 	    SOLE		17751
MKS Instruments Inc              COM	55306N104  485 	   17500    SH 	    SOLE		17500
Nisource Inc Hldg Co             COM	65473P105  1252    60458    SH 	    SOLE		60458
Northern Trust Corp              COM	665859104  109 	   1700	    SH 	    SOLE		1700
Northrop Grumman Corp            COM	666807102  3528    45300    SH 	    SOLE		45300
Oracle Corp                      COM	68389X105  365 	   18500    SH 	    SOLE		18500
PartnerRe Ltd                    COM	G6852T105  2001	   25825    SH 	    SOLE		25825
Pepsico                          COM	713448108  7285    112343   SH 	    SOLE		112343
Pfizer                           COM	717081103  481 	   18815    SH 	    SOLE		18815
Procter & Gamble Co              COM	742718109  787 	   12861    SH 	    SOLE		12861
Reliance Steel & Aluminum        COM	759509102  641 	   11400    SH 	    SOLE		11400
S&P 500 Depository Recpts UNIT SER 1	78462F103  7625	   50687    SH 	    SOLE		50687
S&P MidCap SPDRs          UNIT SER 1	595635103  443 	   2716	    SH 	    SOLE		2716
Sanofi-Aventis         SPONSORED ADR	80105N105  121 	   3000	    SH 	    SOLE		3000
Schlumberger Ltd                 COM	806857108  358 	   4213	    SH 	    SOLE		4213
Seagate Technology Hldgs         SHS	G7945J104  168 	   7700	    SH 	    SOLE		7700
Southwest Airlines Co            COM	844741108  783 	   52500    SH 	    SOLE		52500
Spectra Energy Corp              COM	847560109  358 	   13807    SH	    SOLE		13807
State Street                     COM	857477103  3973    58080    SH 	    SOLE		58080
Statoil ASA            SPONSORED ADR	85771P102  797 	   25687    SH 	    SOLE		25687
Stryker Corp                     COM	863667101  296 	   4685	    SH 	    SOLE		4685
SVB Financial Group              COM	78486Q101  1317    24800    SH 	    SOLE		24800
Target Corporation               COM	87612E106  175 	   2745	    SH 	    SOLE		2745
Time Warner Inc                  COM	887317105  103 	   4885	    SH 	    SOLE		4885
Toronto Dominion Bank New    COM NEW	891160509  240 	   3502	    SH 	    SOLE		3502
VCA Antech Inc                   COM	918194101  1251	   33200    SH 	    SOLE		33200
Viacom Inc Non Vtg              CL B	92553P201  408 	   9800	    SH 	    SOLE		9800
Vodafone Group Plc     SPONS ADR NEW	92857W209  203 	   6049	    SH 	    SOLE		6049
Wal Mart Stores Inc              COM	931142103  337 	   6569	    SH 	    SOLE		6569
Washington Mutual Inc            COM	939322103  1091	   25575    SH 	    SOLE		25575
Wells Fargo & Co                 COM	949746101  515 	   14630    SH 	    SOLE		14630
